Commitments and Contingencies - Schedule of Future Minimum Operating Lease Payments (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021	$ 712
2022	766
2023	763
2024	762
2025	762
Thereafter	1,708
Total	$ 5,473